INTERIM CONDENSED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2025	Sep. 30, 2025
Assets
Cash and cash equivalents (note 3)	$ 222,466	$ 1,785,403
Prepaid expenses and accounts receivable (note 4)	1,153,939	167,151
Income tax recoverable (note 21)	1,600,000	1,600,000
Total current assets	2,976,405	3,552,554
Cryptocurrencies (note 5)	92,193,457	126,529,342
Intangible assets (note 6)	36,414,273	38,809,125
Fixed assets (note 7)	16,829	20,320
Investments (note 8)	488,781	685,662
Total assets	132,089,745	169,597,003
Liabilities
Accounts payable and accrued liabilities (notes 9 and 17)	1,851,802	2,317,122
Credit facilities (note 10)	14,930,688	16,164,590
Convertible debentures (note 11)	13,020,932	14,477,841
Total current liabilities	29,803,422	32,959,553
Long-term liabilities
Convertible debentures (note 11)	21,882,990	21,271,816
Deferred tax liability (note 21)	584,981	584,981
Total liabilities	52,271,393	54,816,350
Shareholders' Equity
Capital stock (note 12)	85,378,551	70,428,555
Reserves (notes 11, 13, 14 and 15)	87,894,065	72,442,431
Accumulated other comprehensive (loss) income	(34,468,292)	19,049,001
Accumulated deficit	(58,985,972)	(47,139,334)
Total shareholder's equity	79,818,352	114,780,653
Total liabilities and shareholder's equity	$ 132,089,745	$ 169,597,003